Transactions with Related Parties - The Managers (Details) $ in Thousands, € in Millions	May 29, 2021 EUR (€)	May 29, 2018 EUR (€)	Sep. 30, 2021 USD ($)	Dec. 31, 2020 USD ($)
Related Party Transactions [Abstract]
Management agreement term	3 years	3 years
Flat ship management fee | €	€ 3.5	€ 3.0
Related Party Transaction, Due from (to) Related Party, Current [Abstract]
Due from manager			$ 0	$ 48
Due to manager			$ 47	$ 0